Common Stock and Stock-Based Awards - Additional Information (Details) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended		14 Months Ended
	Jun. 29, 2022 USD ($) $ / shares shares	May 31, 2021 USD ($)	Nov. 30, 2019 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Feb. 29, 2024 USD ($) $ / shares shares	Mar. 29, 2023 shares	Mar. 28, 2023 shares	Jul. 01, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized				240,000,000	200,000,000		240,000,000	200,000,000
Common stock, par value | $ / shares	$ 3.15			$ 0.001	$ 0.001
Common stock, shares issued	8,738,243
Proceeds from issuance of common stock | $	$ 27,525			$ 0	$ 96,721
Common stock, shares issued				135,041,467	125,222,273
Flagship Pioneering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from issuance of common stock | $	$ 27,525
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares issued					31,746,030
Initial Public Offering ("IPO") [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized									200,000,000
Common stock, par value | $ / shares	$ 3.15								$ 0.001
Common stock, shares issued	31,746,030
Additional net proceeds from the registered direct offering | $	$ 96,721
At The Market Equity Offering Program [Member] | 2019 Sales Agreement [Member] | Cowen And Company, LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Gross proceeds from sale of common stock | $			$ 25,000,000
At The Market Equity Offering Program [Member] | 2021 Sales Agreement [Member] | Cowen And Company, LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares issued				7,711,199	655,000	15,366,630
Common stock, average share price | $ / shares				$ 2.46	$ 7.26	$ 1.23
Proceeds from issuance of common stock | $				$ 18,159	$ 4,447	$ 18,484
Gross proceeds from sale of common stock | $		$ 150,000,000
Percentage of commission on sale of common stock				3	3	3